                                                                [ZURICH LOGO]





                        '98 ZURICH YIELDWISE MONEY FUND






    SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED JANUARY 31, 1998 table of contents


                           SUBJECT                              PAGE

 FUND OBJECTIVE                                                   1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  3
------------------------------------------------------------------------
 PERFORMANCE UPDATE                                               4
------------------------------------------------------------------------
 TERMS TO KNOW                                                    7
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                            8
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         9
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            15
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            19
------------------------------------------------------------------------
 SPECIAL SHAREHOLDERS' MEETING                                   20
------------------------------------------------------------------------

fund objective

Zurich YieldWise Money Fund is an open-end, diversified, management investment company which seeks maximum current income to the extent consistent with stability of principal by investing in high-quality, short-term money market instruments. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government and there can be no assurance that a fund will be able to maintain a stable $1.00 share value.

                                                                           --
performance summary

YIELD COMPARISON                           Fund Yield vs. First Tier
Zurich YieldWise Money                         Money Market Funds
Fund* is compared to                      ----------------------------
its IBC Financial Data                     Weekly 7-Day Average Yield
category -- The First
Tier Money Market Fund                                           First
Average which consists                                           Tier
of all non-                                                      Money
institutional taxable                                     Fund   Market
money market funds                                        Yield  Funds
investing in only                                         -----  -----
first tier (highest
rating) securities                        8/5/97          5.77    4.95
tracked by IBC                            8/26/97         5.75    4.93
Financial Data.                           9/30/97         5.73    4.95
Returns are historical                    10/28/97        5.71    4.93
and do not guarantee                      11/25/97        5.77    4.96
future results. Fund                      12/30/97        5.98    5.07
yields fluctuate.                         1/27/98         5.78    4.99

7-day yield is the                                Lipper Ranking
annualized net                            ------------------------------
investment income per                     Top Fund    #1 of    Since
share for the period                                309 Funds  Inception
shown. Gains or losses                                         (April 17,
are not included.                                               1997)

LIPPER RANKING
Lipper Analytical
Services, Inc.
rankings are based
upon changes in net
asset value with all
dividends reinvested
for the period
indicated as of
1/31/98. Rankings are
historical and do not
reflect future
performance. The
Lipper category used
for comparison is the
Lipper Money Market
Instrument Fund
category.

* Performance reflects 100% fee waiver and expense absorption during this period which improved results. The manager is waiving management fees of .42% and absorbing expenses of .07%. Otherwise, the 7-day average yield would have been 5.29% on 1/27/98.

  --
   2
variables affecting
performance

The investment manager invests in high-quality, short-term securities that are consistent with the fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

MONETARY POLICY

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

INTEREST RATES

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

AVERAGE LENGTH OF MATURITY

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

                                                                           --
performance update

 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI
[RACHWALSKI PHOTO]
                           Although the U.S. economy rolled along at a very healthy pace during the report period (8/1/97 to 1/31/98), the crisis in Asia caused considerable turmoil for American investors. The Federal Reserve Board went into a holding pattern and most investors wondered what to expect next. Portfolio manager Frank Rachwalski discusses the market and Zurich YieldWise Money Fund's performance during that time.

                           ---------------------------------------------------

FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS AND
PORTFOLIO MANAGER OF ZURICH YIELDWISE MONEY FUND. MR. RACHWALSKI HOLDS A B.B.A.
AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

Q

        FRANK, DURING THE FIRST SIX MONTHS OF OUR FISCAL YEAR, THE DOMESTIC
        ECONOMY SEEMED QUITE STRONG. HOW DID THE UNEXPECTED TURN OF EVENTS IN
        ASIA IMPACT OUR ECONOMY?
       -------------------------------------------------------------------------
A

        You're right about the domestic economy. During the last 6 months it had shown exceedingly good strength and momentum. In fact, we had excellent
        GDP (Gross Domestic Product) numbers with 4th quarter, 1997, exceeding everybody's growth expectations. There was also a high level of job creation with a low level of unemployment which signaled the possibility of wage and inflation increases. In other words, if we just looked at the domestic economy, the Federal Reserve Board ("the Fed") would have increased rates. However, in
October when the currencies in Thailand, Malaysia and Indonesia came under speculative attack, followed by the stock market "crash" in those countries, we started to see a slowdown in U.S. exports while U.S. imports started selling at much lower prices. In all, this caused a slight drag on the U.S. economy and the
Fed was on hold to see what developments emerged before changing monetary policy.
--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated
on the cover. The manager's views are subject to change at any time, based on market and other conditions.

  --
   4

Q

        WE SAW A LOT OF VOLATILITY IN THE U.S. STOCK MARKET SINCE THE ASIAN
        CRISIS FIRST SURFACED. HOW WAS ZURICH YIELDWISE MONEY FUND AFFECTED?
       -------------------------------------------------------------------------
A

        YieldWise's yield remained quite stable during this period as the Fund continued to perform extremely well. Any exposure we might have had to the Asian crisis would have been through holdings in banks that had outstanding loans in the affected countries. However, our portfolios had absolutely no investments in institutions that were seriously affected nor did we have any direct holdings in these countries.

Q

        WHAT HAD YOUR STRATEGY BEEN FOR MANAGING THE FUND DURING THIS 6-MONTH
        PERIOD?

        ------------------------------------------------------------------------
A

        We'd been keeping the average maturity of our investments on the shorter side. When the Asian crisis hit, central banks in southeast Asia liquidated their U.S. Treasury holdings in order to generate more currency reserves. At the same time, many investors were flocking to U.S.
Treasuries since it is the safest investment you can have. This simultaneous movement to sell and buy U.S. Treasuries provided an offset to the impact either movement alone would have had on short-term interest rates. We also saw the yield curve flatten, which meant that longer-maturity interest rates fell relative to short-term interest rates. So, there was no incentive for us to extend the Fund's maturity at that time.

Q

        WHAT DO YOU ANTICIPATE HAPPENING WITH INTEREST RATES DURING THE NEXT 6
        MONTHS?

        ------------------------------------------------------------------------
A

        Although the Asian situation is still developing, it looks like it isn't going to be as bad as we initially thought. Also, we see no reason why the U.S. economy will not continue on a path of very decent growth.

                                                                    Continued

                                                                           --

Consumer expectations are high, job creation is strong and housing numbers are favorable. The big issue is, will there be any drag on the economy coming from Asia. And, right now it's being counter-balanced by other countries' stronger growth.

Q

        BASED ON THIS OUTLOOK, HOW WILL YOU MANAGE ZURICH YIELDWISE MONEY FUND
        FOR THE NEXT SIX MONTHS?

        ------------------------------------------------------------------------
A

        Well, I still don't think there is an incentive to extend maturity at this point. As I mentioned, the Fed isn't positioned to increase rates and the yield curve has flattened so there is no reward for longer maturities. We will continue to closely monitor economic developments, especially as affected by the Asian situation. We intend to stay in a somewhat neutral maturity range which will allow us to take advantage of yield differences that occur because of fluctuations in the market. And, as always, we will continue to look for value.


  --
   6
terms to know

YIELD Yield is the amount of net investment income (income minus expenses including management fees) your investment has produced over a specific period, expressed as a percentage of your investment. Capital gains and losses, infrequent in a money market fund, are not included.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

YIELD CURVE             Yields tend to vary directly with a security's length
                        of time to maturity. The longer the maturity, the higher the risk that interest rates could change, which is why investors are typically rewarded with a higher yield. For example, the yield on a 1-month
                        Treasury bill is typically lower than the yield on a 1-year Treasury note. When the relationship between yield and maturity is plotted on a graph it is called the YIELD CURVE. If yields for long-term investments drop, the YIELD CURVE will "flatten" since there will be less of a difference in yield between shorter-term and longer-term investments. When this happens, it also means longer-term securities are relatively less attractive. When long-term yields increase and the curve steepens, longer-term securities become relatively more desirable.

*The yield curve
 shown is
 hypothetical and
 does not
 represent the
 past or future
 performance of
 any security
 held by the
 Zurich YieldWise
 Money Fund.                                      Graph

                                                                           --
portfolio composition


                ZURICH YIELDWISE MONEY FUND                  On 1/31/98*
PIE CHART
                              Commercial Paper                      87%
                              ----------------------------------------------
                              Certificates of Deposit               13
                              ----------------------------------------------
                                                                   100%

                                WEIGHTED AVERAGE MATURITY
                              Zurich YieldWise Money Fund      27 days
                              ----------------------------------------------
                              First Tier Money Fund
                              Average+                         58 days

* Portfolio composition and holdings are subject to change.

+ The portfolio is compared to its IBC Financial Data category: The First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data.

  --
   8

Zurich YieldWise Money Fund
portfolio of investments

January 31, 1998 (value in thousands) (unaudited)


CORPORATE OBLIGATIONS
BANKING -- 3.8%              RATE             MATURITY               VALUE
 Banque National De Paris    5.78% - 5.83%    2/17/98 - 3/9/98     $ 10,160
 --------------------------------------------------------------------------
 Nordbanken N.A., Inc.       5.83%            3/16/98                 9,933
 --------------------------------------------------------------------------
 (a)Wells Fargo & Co.        5.76%            3/18/98                15,996
 --------------------------------------------------------------------------
                                                                     36,089
 BUSINESS LOANS -- 25.0%

 Ace Overseas Corp.          5.56% - 5.88%    3/2/98 - 3/10/98       25,368
 --------------------------------------------------------------------------
 Banner Receivables Corp.    5.72% - 6.57%    2/17/98 - 4/6/98       18,877
 --------------------------------------------------------------------------
 Broadway Capital Corp.      5.73% - 6.37%    3/19/98 -4/28/98       14,085
 --------------------------------------------------------------------------
 Centric Capital Corp.       5.59%            3/5/98                  8,957
 --------------------------------------------------------------------------
 Clipper Receivables Corp.   5.60%            2/9/98                 11,987
 --------------------------------------------------------------------------
 First Brands Commercial,
 Inc.                        5.56%            3/23/98                 9,925
 --------------------------------------------------------------------------
 Gotham Capital Corp.        6.40%            3/20/98                 4,960
 --------------------------------------------------------------------------
 Jet Funding Corp.           5.89%            4/20/98                 4,938
 --------------------------------------------------------------------------
 Madison Funding Corp.       5.56% - 5.57%    2/10/98 - 2/17/98      10,980
 --------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp.               5.52% - 5.56%    2/18/98 - 3/18/98      21,219
 --------------------------------------------------------------------------
 Ranger Funding Corp.        5.51%            2/6/98                 13,292
 --------------------------------------------------------------------------
 Sheffield Receivables
 Corp.                       5.86% - 5.88%    2/2/98 - 2/5/98         9,998
 --------------------------------------------------------------------------
 Thunder Bay Funding, Inc.   5.57% - 5.94%    2/13/98 - 3/12/98      20,928
 --------------------------------------------------------------------------
 Variable Funding Capital
 Corp.                       5.55% - 5.87%    2/5/98 - 4/3/98        35,088
 --------------------------------------------------------------------------
 WCP Funding, Inc.           5.51% - 5.87%    2/13/98 - 2/25/98      19,947
 --------------------------------------------------------------------------
 Working Capital
 Management Co., L.P.        6.09%            2/17/98                 4,988
 --------------------------------------------------------------------------
                                                                    235,537

                                                                           --

(value in thousands)

CAPITAL AND EQUIPMENT
LENDING -- 12.7%                  RATE              MATURITY                    VALUE
(a)American Honda
Finance Corp.                     5.61% - 5.69%     4/9/98 - 4/23/98       $    8,000
-------------------------------------------------------------------------------------
(a)Caterpillar Financial
Services Corp.                    5.56%             5/18/98                    10,000
-------------------------------------------------------------------------------------
Eiger Capital Corp.               5.53%             3/2/98 - 3/4/98            29,870
-------------------------------------------------------------------------------------
Enterprise Capital Funding Corp.  5.53%             3/2/98                      9,957
-------------------------------------------------------------------------------------
(a)Ford Motor Credit Co.          5.71% - 6.28%     2/2/98 - 2/26/98           10,007
-------------------------------------------------------------------------------------
Golden Manager's Acceptance
Corp.                             5.53% - 5.54%     2/4/98 - 3/9/98            24,892
-------------------------------------------------------------------------------------
(a)IBM Credit Corp.               5.75%             2/27/98                     9,998
-------------------------------------------------------------------------------------
Sanwa Business Credit Corp.
                                  5.78% - 6.09%     4/13/98 - 4/27/98          14,805
                                  (a)5.82%          2/9/98                      1,501
------------------------------------------------------------------------------------
                                                                              119,030
CAPTIVE BUSINESS LENDING -- 7.6%
British Gas Capital, Inc.         5.56% - 5.82%     2/4/98 - 2/20/98           19,981
-------------------------------------------------------------------------------------
CSW Credit, Inc.                  5.52%             2/19/98                     9,974
-------------------------------------------------------------------------------------
(a)FINOVA Capital Corp.           5.65%             2/13/98                     1,500
-------------------------------------------------------------------------------------
Girsa Funding Corp.               5.72%             2/2/98                     24,500
-------------------------------------------------------------------------------------
Oakland-Alameda County Coliseum,
California                        5.87%             2/19/98                    10,000
-------------------------------------------------------------------------------------
(a)Prudential Funding Corp.       5.74%             2/10/98                     5,001
------------------------------------------------------------------------------------
                                                                               70,956
CONSUMER LENDING -- 13.4%
Barton Capital Corp.              5.48% - 5.89%     2/6/98 - 2/26/98           29,940
-------------------------------------------------------------------------------------

  --
  10

                                  RATE              MATURITY                   VALUE
Beneficial Corp.                  5.56%             3/24/98                $   11,908
-------------------------------------------------------------------------------------
CHELA/USA, Inc.                   5.86%             2/17/98                    19,915
-------------------------------------------------------------------------------------
Countrywide Home Loans            5.56%             2/3/98                     19,997
-------------------------------------------------------------------------------------
(b)GMAC Mortgage Corporation of
Pennsylvania                      5.90%             2/2/98                      5,000
-------------------------------------------------------------------------------------
(a)Household Finance Corp.        5.63%             2/27/98                     1,000
-------------------------------------------------------------------------------------
Sears Roebuck Acceptance Corp.    5.52% - 5.54%     2/19/98 - 3/10/98          16,924
-------------------------------------------------------------------------------------
Transamerica Finance Corp.        5.54%             2/20/98 - 3/12/98          20,893
------------------------------------------------------------------------------------
                                                                              125,577
CONSUMER PRODUCTS AND SERVICES -- 3.7%
Joseph E. Seagram & Sons, Inc.    5.56%             2/27/98                     9,962
-------------------------------------------------------------------------------------
Tribune Co.                       5.80% - 5.82%     2/13/98 - 2/20/98          24,970
------------------------------------------------------------------------------------
                                                                               34,932
DIVERSIFIED FINANCE -- 5.0%
APEX Funding Corp.                5.74%             4/30/98                     4,932
-------------------------------------------------------------------------------------
(a)CIT Group Holdings, Inc.       5.58%             2/2/98                      9,994
-------------------------------------------------------------------------------------
Dynamic Funding Corp.             6.08%             2/4/98                      4,998
-------------------------------------------------------------------------------------
Heller Financial, Inc.
                             (a)  5.74%             2/20/98                       500
                                  6.18%             2/27/98                     4,979
-------------------------------------------------------------------------------------
Old Line Funding Corp.            5.51% - 5.57%     2/2/98 - 3/16/98           21,916
------------------------------------------------------------------------------------
                                                                               47,319
FINANCIAL SERVICES -- 8.2%
(a)Bear Stearns Cos., Inc.        5.59% - 5.70%     2/6/98 - 2/18/98            8,000
-------------------------------------------------------------------------------------
(a)CS First Boston, Inc.          5.67%             2/2/98                      5,000
-------------------------------------------------------------------------------------

                                                                           --

(value in thousands)

                                 RATE              MATURITY         VALUE
 (a)Goldman Sachs Group,
 L.P.                        5.53%            2/10/98              $  8,000
 --------------------------------------------------------------------------
 (a)Merrill Lynch & Co.,
   Inc.                      5.57% - 6.13%    2/4/98 - 3/19/98       15,000
 --------------------------------------------------------------------------
 (a)Morgan Stanley, Dean
 Witter, Discover & Co.      6.01% - 6.34%    3/9/98 - 3/10/98       11,005
 --------------------------------------------------------------------------
 Salomon, Inc                5.86%            2/13/98                 4,991
 --------------------------------------------------------------------------
 Swedish Export Credit
 Corp.                       5.53%            2/3/98                 24,996
 --------------------------------------------------------------------------
                                                                     76,992
 UTILITIES -- 8.7%
 AES Hawaii, Inc.            5.51%            2/5/98                 29,986
 --------------------------------------------------------------------------
 Brazos River Authority,
 Texas                       5.85%            4/7/98                  5,000
 --------------------------------------------------------------------------
 GTE Corp.                   5.59% - 6.25%    2/20/98 - 3/26/98      24,852
 --------------------------------------------------------------------------
 MCI Communications Corp.    5.86%            2/18/98                 6,982
 --------------------------------------------------------------------------
 New Hampshire Industrial
 Development Authority       5.87%            2/20/98                15,000
 --------------------------------------------------------------------------
                                                                     81,820
 --------------------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS -- 88.1%
 (AVERAGE MATURITY: 28 DAYS)                                        828,252

  --
  12


BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT AND BANK NOTES --
 U.S. BANKS -- 10.4%         RATE             MATURITY                VALUE
 (a)Amex Centurian Bank      5.68%            2/5/98               $  5,000
 --------------------------------------------------------------------------
 (a)AmSouth Bank of Alabama  5.51%            2/23/98                 5,998
 --------------------------------------------------------------------------
 (a)Bank One                 5.61%            2/3/98                  7,997
 --------------------------------------------------------------------------
 (a)Bankers Trust Co.        5.69%            2/2/98                    500
 --------------------------------------------------------------------------
 (a)Comerica Bank            5.77%            3/23/98                 4,998
 --------------------------------------------------------------------------
 (a)CoreStates Bank, N.A.    5.57% - 5.69%    2/4/98 - 2/20/98        7,000
 --------------------------------------------------------------------------
 (a)First National Bank of
 Boston                      5.64%            2/2/98                  7,499
 --------------------------------------------------------------------------
 (a)First USA Bank           6.02% - 6.21%    3/18/98 - 3/30/98      10,030
 --------------------------------------------------------------------------
 (a)Key Bank, N.A.           5.58%            2/2/98                  6,998
 --------------------------------------------------------------------------
 MBNA America Bank, N.A.     5.87%            2/23/98                10,000
 --------------------------------------------------------------------------
 (a)Mellon Bank Corp.        5.68%            2/9/98                  7,999
 --------------------------------------------------------------------------
 (a)Old Kent Bank            5.56% - 5.68%    2/2/98 - 4/13/98       10,497
 --------------------------------------------------------------------------
 (a)PNC Bank, N.A.           5.58%            2/2/98                 12,992
 --------------------------------------------------------------------------
                                                                     97,508
                    CERTIFICATES OF DEPOSIT --
 FOREIGN BANKS -- 2.1%
 (a)Banque National De
 Paris                       5.60%            2/2/98                 15,000
 --------------------------------------------------------------------------
 (a)Barclays Bank, PLC       5.65%            2/2/98                  4,999
 --------------------------------------------------------------------------
                                                                     19,999
 --------------------------------------------------------------------------
 TOTAL BANK OBLIGATIONS -- 12.5%
 (AVERAGE MATURITY: 19 DAYS)                                        117,507
 --------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 100.6%
 (AVERAGE MATURITY: 27 DAYS)                                        945,759
 --------------------------------------------------------------------------
                                                                     (5,267)
 LIABILITIES, LESS OTHER ASSETS -- (.6)%
 --------------------------------------------------------------------------
 NET ASSETS -- 100%                                                $940,492

SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

                                                                           --
notes to
portfolio of investments

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1998. The dates shown represent the demand date or the next interest rate change date.

(b) Illiquid security. At January 31, 1998, the value of illiquid securities was $5,000,000, which represented .50% of net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  --
  14
financial statements

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (in thousands) (unaudited)

 ASSETS
 Investments, at amortized cost                              $945,759
 --------------------------------------------------------------------
 Interest receivable                                            1,995
 --------------------------------------------------------------------
 TOTAL ASSETS                                                 947,754

 LIABILITIES AND NET ASSETS
 Cash overdraft                                                 5,954
 --------------------------------------------------------------------
 Dividends payable                                              1,308
 --------------------------------------------------------------------
 TOTAL LIABILITIES                                              7,262
 NET ASSETS APPLICABLE TO SHARES OUTSTANDING                 $940,492

 THE PRICING OF SHARES
 Shares outstanding                                           940,492
 --------------------------------------------------------------------
 Net asset value and redemption price per
 share                                                          $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                           --

STATEMENT OF OPERATIONS
For the six months ended January 31, 1998 (in thousands) (unaudited)

 NET INVESTMENT INCOME
 Interest income                                             $16,266
 ------------------------------------------------------------------------
 Expenses:
   Management fee                                              1,173
 ------------------------------------------------------------------------
   Custodian and transfer agent fees and related expenses         77
 ------------------------------------------------------------------------
   Reports to shareholders                                        36
 ------------------------------------------------------------------------
   Registration costs                                             84
 ------------------------------------------------------------------------
   Professional fees                                              11
 ------------------------------------------------------------------------
      Total expenses before expense waiver and absorption      1,381
 ------------------------------------------------------------------------
 Less expenses waived and absorbed by the investment
   manager                                                    (1,381)
 ------------------------------------------------------------------------
      Total expenses absorbed by the Fund                         --
 ------------------------------------------------------------------------
 Net investment income                                       $16,266

 STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)                                    SIX MONTHS    APRIL 17,
                                                     ENDED       1997(A)
                                                  JANUARY 31,      TO
                                                     1998       JULY 31,
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY (UNAUDITED)     1997
 Net investment income                              $ 16,266       1,395
 ------------------------------------------------------------------------
 Dividends to shareholders from net investment
 income                                              (16,266)     (1,395)
 ------------------------------------------------------------------------
 Capital share transactions
 (dollar amounts and number of shares are the
 same):
        Shares sold                                1,030,880     267,580
 ------------------------------------------------------------------------
        Shares issued in reinvestment of
        dividends                                     14,277       1,184
 ------------------------------------------------------------------------
                                                   1,045,157     268,764
 ------------------------------------------------------------------------
        Shares redeemed                             (349,729)    (23,800)
 ----------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
 AND TOTAL INCREASE IN NET ASSETS                    695,428     244,964
                                  NET ASSETS
 Beginning of period                                 245,064          100
 ----------------------------------------------------------------------------
 END OF PERIOD                                       $940,492    $245,064

(a) Commencement of operations

  --
  16
notes to
financial statements

1. DESCRIPTION OF THE FUND Zurich YieldWise Money Fund (the Fund) is an open-end, diversified, management investment company organized as a business trust under the laws of Massachusetts. The Fund invests in short-term high-quality obligations of major banks and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the Fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended January 31, 1998.

                                                                           --

3. TRANSACTIONS WITH AFFILIATES INVESTMENT MANAGER COMBINATION. Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The new management agreement, was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

MANAGEMENT AGREEMENT. The Fund has a management agreement with Scudder Kemper and pays a management fee at an annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the six months ended January 31, 1998, the Fund paid no management fees due to an expense waiver by Scudder Kemper.

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, KSvC is the shareholder service agent of the Fund.

OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended January 31, 1998, the Fund made no payments to its officers or trustees.

EXPENSE ABSORPTION. Scudder Kemper has agreed to temporarily waive its management fee and reimburse or pay 100% of the Fund's other operating expenses through March 1, 1998. In addition, Scudder Kemper has agreed to waive its management fee and absorb other operating expenses to the extent necessary to limit total operating expenses to .45% until January 1, 1999.

  --
  18
financial highlights

                                              SIX MONTHS
                                                 ENDED      APRIL 17,
                                              JANUARY 31,    1997(A)
                                                 1998        TO JULY
 PER SHARE OPERATING PERFORMANCE              (UNAUDITED)   31, 1997
 Net asset value, beginning of period               $1.00        1.00
 --------------------------------------------------------------------
 Net investment income and dividends declared         .03         .02
 --------------------------------------------------------------------
 Net asset value, end of period                     $1.00        1.00
 --------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)                      2.93%        1.69

 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses after expense waiver                         --          --
 --------------------------------------------------------------------
 Net investment income                              5.82%        5.66
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 Expenses                                            .49%         .60
 --------------------------------------------------------------------
 Net investment income                              5.33%        5.06
                            SUPPLEMENTAL DATA
 Net assets at end of period (IN THOUSANDS)      $940,492     245,064

(a) Commencement of operations

Note: Scudder Kemper has agreed to temporarily waive all operating expenses of the Fund. The Other Ratios to Average Net Assets are computed without this expense waiver.

                                                                           --
special shareholders'
meeting

A special shareholders' meeting was held on December 3, 1997 and adjourned as necessary. Zurich YieldWise Money Fund shareholders were asked to vote on four separate issues: election of the nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of a new investment management agreement and approval of changes in the Fund's fundamental investment policies. The following are the results for each issue:

1) ELECTION OF TRUSTEES

                                              FOR             WITHHELD
                                          -----------         ---------
 DAVID W. BELIN                           254,954,299         7,603,680
 LEWIS A. BURNHAM                         254,363,647         8,194,332
 DONALD L. DUNAWAY                        255,315,128         7,242,851
 ROBERT B. HOFFMAN                        255,365,128         7,192,851
 DONALD R. JONES                          255,365,128         7,192,851
 SHIRLEY D. PETERSON                      254,687,397         7,870,582
 DANIEL PIERCE                            254,058,757         8,499,222
 WILLIAM P. SOMMERS                       255,163,710         7,394,269
 EDMOND D. VILLANI                        254,915,977         7,642,002

2) RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE FUND

      FOR            AGAINST         ABSTAIN
  -----------       ---------       ---------
  253,827,001       3,049,630       5,681,347

3) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT WITH SCUDDER KEMPER INVESTMENTS, INC.

      FOR            AGAINST        ABSTAIN
  -----------       ---------      ----------
  241,206,809       8,920,349      12,430,821

4) APPROVAL OF CHANGES IN THE FUND'S FUNDAMENTAL INVESTMENT POLICIES TO PERMIT A MASTER/FEEDER FUND STRUCTURE.

      FOR           AGAINST         ABSTAIN
  -----------      ----------      ----------
  220,791,044      35,319,077      13,518,963

  --
  20

                             [INSIDE BACK COVER]
trustees and officers


Trustees                      Officers

DANIEL PIERCE                 MARK S. CASADY            LINDA J. WONDRACK
Chairman and Trustee          President                 Vice President

DAVID W. BELIN                PHILIP J. COLLORA         JOHN R. HEBBLE
Trustee                       Vice President,           Assistant Treasurer
                              Secretary and Treasurer
LEWIS A. BURNHAM                                        MAUREEN E. KANE
Trustee                       JERARD K. HARTMAN         Assistant Secretary
                              Vice President
DONALD L. DUNAWAY                                       CAROLINE PEARSON
Trustee                       THOMAS W. LITTAUER        Assistant Secretary
                              Vice President
ROBERT B. HOFFMAN                                       ELIZABETH C. WERTH
Trustee                       ANN M. MCCREARY           Assistant Secretary
                              Vice President
DONALD R. JONES
Trustee                       ROBERT C. PECK, JR.
                              Vice President
SHIRLEY D. PETERSON
Director                      KATHRYN L. QUIRK
                              Vice President
WILLIAM P. SOMMERS
Trustee                       FRANK J. RACHWALSKI, JR.
                              Vice President
EDMOND D. VILLANI
Trustee


Legal Counsel                 Vedder, Price, Kaufman & Kammholz
                              222 North LaSalle Street
Chicago, IL 60601
Shareholder Service           Kemper Service Company
Agent                         P.O. Box 419066
                              Kansas City, MO 64141-6066
Custodian and                 Investors Fiduciary Trust Company
Transfer Agent                801 Pennsylvania
                              Kansas City, MO 64105


This report must be preceded or
accompanied by a Zurich YieldWise Money Fund prospectus.
[RECYCLE LOGO]
Printed in the U.S.A. on recycled paper.
ZYMF-3 (3/98)                                1045050          [ZURICH LOGO]



















This report must be preceded or
accompanied by a Zurich YieldWise Money Fund prospectus.

[RECYCLED LOGO]
Printed in the U.S.A on recycled paper.

ZYMF-2 (9/97)                         1036950                      [ZURICH LOGO]